Related party transactions and balances (Details Narrative) - USD ($)					12 Months Ended
	Mar. 07, 2024	Jun. 20, 2023	Mar. 09, 2023	Jun. 03, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2023	Jun. 13, 2023	Apr. 19, 2023	Jan. 18, 2022
Accounts payable and accrued liabilities for salary and consulting fees owing to related parties					$ 471,776	$ 104,502
Loss on debt settlement						$ 139,000
Common Stock [Member]
Shares issued	3,000,000	20,000,000	5,000,000	1,000,000				50,000,000	5,000,000	2,500,000	101,025,592
Exercise of warrants price	$ 0.002
Interest payable	$ 6,000	$ 744,655
Fair value of per share			$ 0.05	$ 0.04						$ 0.05	$ 0.04
Loss on debt settlement				$ 40,000
Common Stock [Member] | CEO [Member]
Shares issued			7,000,000
Interest payable			$ 14,000
Common Stock [Member] | Four Individuals [Member]
Shares issued			12,000,000
Exercise of warrants price			$ 0.002
Interest payable			$ 24,000